Document and Entity Information	0 Months Ended
Mar. 30, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 30, 2015
Registrant Name	Bridge Builder Trust
Central Index Key	0001567101
Amendment Flag	false
Document Creation Date	Mar. 30, 2015
Document Effective Date	Apr. 27, 2015
Prospectus Date	Apr. 27, 2015
Bridge Builder Large Cap Growth Fund | Institutional
Risk/Return:
Trading Symbol	BBGLX
Bridge Builder Large Cap Value Fund | Institutional
Risk/Return:
Trading Symbol	BBVLX
Bridge Builder Small/Mid Cap Growth Fund | Institutional
Risk/Return:
Trading Symbol	BBGSX
Bridge Builder Small/Mid Cap Value Fund | Institutional
Risk/Return:
Trading Symbol	BBVSX